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November 20, 1995

Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS Progressive Fund, Inc.
      SEC File No. 2-30059/811-1714

Commissioners:

[i]  In accordance with the provisions of Rule
     24f-2, IDS Progressive Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995 ("Fiscal Year").

[ii] Amount of securities registered other than
     under 24f-2 which were unsold at the beginning
     of the fiscal year.*                              $252,593,489

[iii] Amount of securities registered during the
      fiscal year other than under 24f-2.**            $          0

[iv]  Amount of securities sold during the fiscal
      year.***                                         $ 19,707,749

[v]   Amount of securities sold pursuant to 24f-2.     $          0

[vi]  Fee    $0   x    0.0003448                       $       0.00

  *    31,812,782    shares x      $7.94   on  November 16, 1995
 **        0         shares x      $7.94   on  November 16, 1995
***    Sales of $61,038,373 minus redemptions of $41,330,624

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS PROGRESSIVE FUND, INC.




Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/dhg
Enclosures